ACCOUNTS RECEIVABLE (Tables)	12 Months Ended
Dec. 31, 2022
Credit Loss [Abstract]
SCHEDULE OF ACCOUNTS RECEIVABLE AND ALLOWANCE

The Accounts receivable and allowance balances at December 31, 2022 and 2021 are as follows:

	2022	2021
Accounts receivable	$458,896	$357,233
Less: allowance for doubtful accounts	-	-
Accounts receivable, net	$458,896	$357,233

No allowance for doubtful accounts was made for the years ended December 31, 2022 and 2021.